PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks
Automobiles — 4.7%
Tesla, Inc.*	26,862	$6,721,410
Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc.*	4,336	1,507,801
Broadline Retail — 6.9%
Amazon.com, Inc.*	69,661	8,855,306
MercadoLibre, Inc. (Brazil)*	780	988,947
		9,844,253
Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The)	2,084	674,320
Moody’s Corp.	3,413	1,079,088
S&P Global, Inc.	1,207	441,050
		2,194,458
Consumer Staples Distribution & Retail — 5.1%
Costco Wholesale Corp.	12,958	7,320,752
Energy Equipment & Services — 1.5%
Schlumberger NV	37,443	2,182,927
Financial Services — 8.6%
Mastercard, Inc. (Class A Stock)	15,777	6,246,272
Visa, Inc. (Class A Stock)(a)	26,350	6,060,764
		12,307,036
Ground Transportation — 3.2%
Uber Technologies, Inc.*	100,500	4,621,995
Health Care Equipment & Supplies — 2.7%
Intuitive Surgical, Inc.*	13,029	3,808,246
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc. (Class A Stock)*(a)	24,140	3,312,249
Interactive Media & Services — 12.7%
Alphabet, Inc. (Class A Stock)*	24,000	3,140,640
Alphabet, Inc. (Class C Stock)*	73,085	9,636,257
Meta Platforms, Inc. (Class A Stock)*	18,008	5,406,182
		18,183,079
IT Services — 1.8%
MongoDB, Inc.*	3,544	1,225,728
Snowflake, Inc. (Class A Stock)*	8,458	1,292,128
		2,517,856
Pharmaceuticals — 10.3%
Eli Lilly & Co.	15,976	8,581,189
Novo Nordisk A/S (Denmark), ADR	67,522	6,140,450
		14,721,639
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc.*	56,034	5,761,416
ARM Holdings PLC, ADR*	10,487	561,264
		6,322,680
Software — 15.6%
Adobe, Inc.*	16,066	8,192,053
Microsoft Corp.	33,361	10,533,736
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Salesforce, Inc.*	17,445	$3,537,497
		22,263,286
Specialty Retail — 3.9%
Home Depot, Inc. (The)	9,183	2,774,735
TJX Cos., Inc. (The)	21,206	1,884,789
Ulta Beauty, Inc.*	2,114	844,438
		5,503,962
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	42,703	7,311,181
Textiles, Apparel & Luxury Goods — 7.0%
Lululemon Athletica, Inc.*	9,794	3,776,665
LVMH Moet Hennessy Louis Vuitton SE (France), ADR(a)	7,539	1,139,218
NIKE, Inc. (Class B Stock)	53,305	5,097,024
		10,012,907

Total Long-Term Investments (cost $49,229,112)		140,657,717
Short-Term Investments — 7.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	1,809,316	1,809,316
PGIM Institutional Money Market Fund (cost $9,256,590; includes $9,223,608 of cash collateral for securities on loan)(b)(wb)	9,271,538	9,265,975

Total Short-Term Investments (cost $11,065,906)		11,075,291

TOTAL INVESTMENTS—106.1% (cost $60,295,018)		151,733,008

Liabilities in excess of other assets — (6.1)%		(8,710,404)

Net Assets — 100.0%		$143,022,604

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,027,326; cash collateral of $9,223,608 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
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PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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